Pensions and Other Postretirement Benefits (Details 8) (Significant Unobservable Inputs (Level 3) [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Apr. 30, 2012
Change in plan assets:
Fair value of plan assets at beginning of the year	$ 55,415
Purchases and sales - net	(9,522)
Actual return on plan assets sold during the period	(8,669)
Actual return on plan assets still held at reporting date	1,425
Fair value of plan assets at end of the year	38,649
U.S. Equity Securities [Member]
Change in plan assets:
Fair value of plan assets at beginning of the year	4,777
Purchases and sales - net	2,999
Actual return on plan assets sold during the period	(7,776)
Actual return on plan assets still held at reporting date	0
Fair value of plan assets at end of the year	0
Hedge Funds [Member]
Change in plan assets:
Fair value of plan assets at beginning of the year	37,451
Purchases and sales - net	(13,616)
Actual return on plan assets sold during the period	(893)
Actual return on plan assets still held at reporting date	(591)
Fair value of plan assets at end of the year	22,351
Private Equity Funds [Member]
Change in plan assets:
Fair value of plan assets at beginning of the year	13,187
Purchases and sales - net	1,095
Actual return on plan assets sold during the period	0
Actual return on plan assets still held at reporting date	2,016
Fair value of plan assets at end of the year	$ 16,298